Capital Stock (Details 2b) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 23, 2015	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Warrants issued	240,305	628,264
Fair Value per share				$ 8.36
2015 Unit Proceeds [Member]
Warrants issued		628,264
Market price per share		$ 10.86
Exercise price per share		$ 7.00
Expected term (years)		5 years
Risk-free interest rate		1.65%
Volatility		77.16%
Dividend rate		0.00%
Fair Value per share		$ 4.12
Aggregate fair value of unit warrants		$ 4,849,100
Aggregate proceeds of unit sales		4,397,800
2015 Unit Proceeds [Member] | Unit Stock [Member]
Aggregate proceeds of unit sales		2,585,900
2015 Unit Proceeds [Member] | Convertible Notes Payable [Member]
Aggregate proceeds of unit sales		$ 1,811,900